Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventories [Abstract]
Lubricants	$ 6,629	$ 7,438
Bunkers	7,905	6,809
Total	$ 14,534	$ 14,247